Document And Entity Information	Sep. 30, 2026
Document Information [Line Items]
Entity, Registrant Name	CAREVIEW COMMUNICATIONS, INC.
Document, Type	8-K
Document, Period End Date	Sep. 30, 2026
Entity, Incorporation, State or Country Code	NV
Entity, File Number	000-54090
Entity, Tax Identification Number	95-4659068
Entity, Address, Address Line One	405 State Highway 121, Suite B-240
Entity, Address, City or Town	Lewisville
Entity, Address, State or Province	TX
Entity, Address, Postal Zip Code	75067
City Area Code	972
Local Phone Number	943-6050
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001377149